Employee Benefit Plans - Components of the Net Periodic Pension and Postretirement Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Components of net period pension plans benefit
Service cost	$ 357	$ 434
Interest cost	5,233	4,858
Expected return on assets	(6,124)	(7,883)
Amortization of actuarial loss	52	0
Net periodic pension plans benefit	(482)	(2,591)
Components of net periodic postretirement plan benfit
Service cost	357	434
Interest cost	5,233	4,858
Amortization of actuarial loss	52	0
Net periodic pension plans benefit	(482)	(2,591)
Other Postretirement Benefit Plan
Components of net period pension plans benefit
Service cost	67	35
Interest cost	56	41
Amortization of actuarial loss	42	0
Net periodic pension plans benefit	163	76
Components of net periodic postretirement plan benfit
Service cost	67	35
Interest cost	56	41
Amortization of prior service credit	(2)	0
Amortization of actuarial loss	42	0
Net periodic pension plans benefit	$ 163	$ 76